Income and mining taxes - Movement in the net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME AND MINING TAXES [Abstract]
Balance at the beginning of the year	$ (70.0)	$ (66.8)
Recognized in net earnings (loss)	21.9	(3.2)
Recognized in other comprehensive income	1.2	0.0
Net deferred tax liabilities	$ (46.9)	$ (70.0)